COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Total rent expense related to operating leases	$ 1,381	$ 732	$ 489
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2014	1,365
2015	1,340
2016	1,288
2017	935
2018	$ 690